As filed with the Securities and Exchange Commission on March 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

ActivePassive Large Cap Growth Fund
Schedule of Investments
January 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 42.17%
Accommodation and Food Services - 0.67%
Yum! Brands, Inc.	2,955	$101,090

Arts, Entertainment, and Recreation - 1.37%
The Walt Disney Co.	6,947	205,284

Educational Services - 0.43%
Strayer Education, Inc.	310	64,412

Finance and Insurance - 5.02%
T. Rowe Price Group, Inc.	4,822	239,268
The Charles Schwab Corp.	11,213	205,086
Wells Fargo & Co.	10,813	307,414
		751,768
Information - 4.32%
Automatic Data Processing, Inc.	2,443	99,650
Google Inc. (a)	598	316,593
Microsoft Corp.	8,235	232,062
		648,305
Manufacturing - 20.76%
Activision Blizzard, Inc. (a)	13,123	133,330
Apple Inc. (a)	1,819	349,466
BorgWarner, Inc.	6,690	234,752
Caterpillar Inc.	3,216	168,004
Cisco Systems Inc. (a)	11,414	256,473
Ecolab Inc.	4,613	202,511
Emerson Electric Co.	5,369	223,028
International Business Machines Corp.	1,823	223,117
Intuitive Surgical, Inc. (a)	450	147,627
Johnson Controls, Inc.	10,439	290,517
Monsanto Co.	1,627	123,457
PACCAR Inc.	5,597	201,660
Palm, Inc. (a)	5,815	60,418
Praxair, Inc.	853	64,248
QUALCOMM Inc.	2,905	113,847
Roche Holding AG - ADR (b)	3,476	147,155
Teva Pharmaceutical Industries Ltd. - ADR (b)	3,024	171,521
		3,111,131
Mining - 2.84%
Anadarko Petroleum Corp.	2,669	170,229
EOG Resources, Inc.	2,041	184,547
Schlumberger Ltd. (b)	1,111	70,504
		425,280
Professional, Scientific, and Technical Services - 1.65%
Jacobs Engineering Group Inc. (a)	3,389	128,070
priceline.com Inc. (a)	613	119,749
		247,819

	Shares	Value
Retail Trade - 3.23%
Amazon.com, Inc. (a)	2,780	$348,640
Wal-Mart Stores, Inc.	2,526	134,964
		483,604
Transportation and Warehousing - 1.88%
Expeditors International of Washington, Inc.	4,338	147,926
Union Pacific Corp.	2,208	133,584
		281,510
TOTAL COMMON STOCKS (Cost $5,857,742)		6,320,203

EXCHANGE-TRADED FUNDS - 50.99%
Vanguard Growth ETF	150,992	7,643,215
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,326,193)		7,643,215

SHORT-TERM INVESTMENTS - 5.85%
Investment Companies - 5.85%
Fidelity Institutional Money Market Portfolio, 0.19% (c)	877,282	877,282
TOTAL SHORT-TERM INVESTMENTS (Cost $877,282)		877,282
Total Investments (Cost $14,061,217) - 99.01%		14,840,700
Other Assets in Excess of Liabilities - 0.99%		148,348
TOTAL NET ASSETS - 100.00%		$14,989,048

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

	Cost of investments	$14,152,126
	Gross unrealized appreciation	1,333,206
	Gross unrealized depreciation	(644,632)
	Net unrealized appreciation	$688,574

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Accommodation and Food Services	$101,090	$—	$—	$101,090
Arts, Entertainment, and Recreation	205,284	—	—	205,284
Educational Services	64,412	—	—	64,412
Finance and Insurance	751,768	—	—	751,768
Information	648,305	—	—	648,305
Manufacturing	3,111,131	—	—	3,111,131
Mining	425,280	—	—	425,280
Professional, Scientific, and Technical Services	247,819	—	—	247,819
Retail Trade	483,604	—	—	483,604
Transportation and Warehousing	281,510	—	—	281,510
Total Equity	6,320,203	—	—	6,320,203

Exchange-Traded Funds	7,643,215	—	—	7,643,215

Short-Term Investments	877,282	—	—	877,282

Total Investments in Securities	14,840,700	—	—	14,840,700

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Large Cap Value Fund
Schedule of Investments
January 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 39.99%
Finance and Insurance - 6.57%
The Allstate Corp.	3,159	$94,549
Bank of America Corp.	10,699	162,411
Bank of New York Mellon Corp.	4,884	142,076
Humana Inc. (a)	2,385	115,959
JPMorgan Chase & Co.	4,039	157,279
Legg Mason, Inc.	3,571	92,060
SunTrust Banks, Inc.	3,788	92,162
		856,496
Health Care and Social Assistance - 1.32%
Laboratory Corp. of America Holdings (a)	1,343	95,487
Quest Diagnostics, Inc.	1,384	77,047
		172,534
Information - 1.78%
AT&T, Inc.	4,375	110,950
Microsoft Corp.	4,297	121,089
		232,039
Manufacturing - 16.90%
Altria Group, Inc.	7,282	144,620
Baxter International Inc.	1,591	91,626
Chevron Corp.	3,771	271,964
ConocoPhillips	3,789	181,872
Dell Inc. (a)	6,397	82,521
Dover Corp.	3,029	129,883
Emerson Electric Co.	2,555	106,135
Fortune Brands, Inc.	1,709	71,043
General Electric Co.	10,854	174,532
Honeywell International, Inc.	2,579	99,653
Ingersoll-Rand Co., Ltd. (b)	2,006	65,115
Intel Corp.	8,534	165,560
NIKE, Inc.	1,619	103,211
Philip Morris International Inc.	1,643	74,773
The Procter & Gamble Co.	3,256	200,407
United Technologies Corp.	2,060	139,009
Watson Pharmaceuticals, Inc. (a)	2,643	101,412
		2,203,336
Mining - 6.06%
Apache Corp.	2,501	247,024
Freeport-McMoRan Copper & Gold, Inc.	2,347	156,521
Marathon Oil Corp.	6,373	189,979
Transocean Ltd. (a)(b)	2,312	195,919
		789,443
Professional, Scientific, and Technical Services - 0.68%
Covance Inc. (a)	1,533	89,083

Retail Trade - 2.74%
AutoZone, Inc. (a)	917	142,163
Best Buy Co., Inc.	2,606	95,510
Wal-Mart Stores, Inc.	2,231	119,202
		356,875

	Shares	Value
Transportation and Warehousing - 1.32%
Burlington Northern Santa Fe Corp.	1,720	$171,536

Utilities - 1.67%
FPL Group, Inc.	1,379	67,240
Public Service Enterprise Group, Inc.	4,930	150,809
		218,049
Wholesale Trade - 0.95%
AmerisourceBergen Corp.	4,536	123,651
TOTAL COMMON STOCKS (Cost $4,773,502)		5,213,042

CLOSED-END FUNDS - 0.26%
John Hancock Bank and Thrift Opportunity Fund	2,325	34,503
TOTAL CLOSED-END FUNDS (Cost $32,531)		34,503

EXCHANGE-TRADED FUNDS - 55.52%
Vanguard Value ETF	155,364	7,236,855
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,301,283)		7,236,855

SHORT-TERM INVESTMENTS - 3.81%
Investment Companies - 3.81%
Fidelity Institutional Money Market Portfolio, 0.19% (c)	496,446	496,446
TOTAL SHORT-TERM INVESTMENTS (Cost $496,446)		496,446
Total Investments (Cost $12,603,762) - 99.58%		12,980,846
Other Assets in Excess of Liabilities - 0.42%		54,950
TOTAL NET ASSETS - 100.00%		$13,035,796

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

	Cost of investments	$12,782,819
	Gross unrealized appreciation	1,097,765
	Gross unrealized depreciation	(899,738)
	Net unrealized appreciation	$198,027

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Finance and Insurance	$856,496	$—	$—	$856,496
Health Care and Social Assistance	172,534	—	—	172,534
Information	232,039	—	—	232,039
Manufacturing	2,203,336	—	—	2,203,336
Mining	789,443	—	—	789,443
Professional, Scientific, and Technical Services	89,083	—	—	89,083
Retail Trade	356,875	—	—	356,875
Transportation and Warehousing	171,536	—	—	171,536
Utilities	218,049	—	—	218,049
Wholesale Trade	123,651	—	—	123,651
Total Equity	5,213,042	—	—	5,213,042

Closed-End Funds	34,503	—	—	34,503

Exchange-Traded Funds	7,236,855	—	—	7,236,855

Short-Term Investments	496,446	—	—	496,446

Total Investments in Securities	12,980,846	—	—	12,980,846

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Small/Mid Cap Growth Fund
Schedule of Investments
January 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 60.42%
Accommodation and Food Services - 1.63%
BJ's Restaurants Inc. (a)	5,570	$117,750
Choice Hotels International, Inc.	1,290	40,945
		158,695
Administrative Support, Waste Management and Remediation Services - 2.08%
The Geo Group Inc. (a)	5,475	101,288
Waste Connections, Inc. (a)	3,160	101,657
		202,945
Arts, Entertainment, and Recreation - 1.47%
Bally Technologies Inc. (a)	3,614	143,367

Construction - 0.22%
MasTec Inc. (a)	1,775	21,815

Finance and Insurance - 4.32%
Broadpoint Gleacher Securities Inc. (a)	7,554	30,594
Cash America International, Inc.	5,349	201,069
Centene Corp. (a)	3,052	58,751
Duff & Phelps Corp.	2,385	38,732
First Commonwealth Financial Corp.	4,790	28,069
optionsXpress Holdings Inc.	2,298	32,976
UMB Financial Corp.	775	30,620
		420,811
Health Care and Social Assistance - 3.47%
Addus HomeCare Corp. (a)	1,235	10,905
Amedisys, Inc. (a)	1,987	109,186
Genoptix, Inc. (a)	2,580	84,005
Lincare Holdings Inc. (a)	1,955	71,983
Psychiatric Solutions, Inc. (a)	2,810	61,960
		338,039
Information - 5.61%
ANSYS, Inc. (a)	2,939	123,027
Informatica Corp. (a)	5,364	127,073
Novell, Inc. (a)	4,260	19,042
Rovi Corp. (a)	4,505	130,059
TIBCO Software Inc. (a)	11,735	105,146
Vital Images, Inc. (a)	2,992	42,546
		546,893

	Shares	Value
Manufacturing - 27.42%
A123 Systems, Inc. (a)	3,226	$51,551
American Medical Systems Holdings, Inc. (a)	7,627	146,438
BioMarin Pharmaceutical Inc. (a)	4,522	87,862
Coherent, Inc. (a)	3,444	102,218
Coinstar, Inc. (a)	4,005	103,449
Compellent Technologies, Inc. (a)	4,605	91,547
Cutera, Inc. (a)	3,835	33,863
DTS, Inc. (a)	3,539	100,154
EMS Technologies, Inc. (a)	4,087	52,395
FormFactor, Inc. (a)	5,865	90,732
GrafTech International Ltd. (a)	5,792	72,748
Huntsman Corp.	16,585	202,171
Lufkin Industries, Inc.	2,510	159,084
Netezza Corp. (a)	6,270	56,994
Northwest Pipe Co. (a)	2,893	69,201
ON Semiconductor Corp. (a)	13,331	96,117
Onyx Pharmaceuticals, Inc. (a)	2,180	62,697
OYO Geospace Corp. (a)	2,675	100,232
Regal-Beloit Corp.	1,925	91,245
Regeneron Pharmaceuticals, Inc. (a)	1,495	39,857
Seattle Genetics, Inc. (a)	3,610	37,255
Shuffle Master, Inc. (a)	10,786	95,888
Teradyne, Inc. (a)	8,359	78,073
Terra Industries Inc.	4,480	141,568
Thoratec Corp. (a)	5,845	165,706
Universal Electronics Inc. (a)	5,769	137,129
Varian Semiconductor Equipment Associates, Inc. (a)	4,860	142,544
Veeco Instruments Inc. (a)	913	29,052
VeriFone Holdings, Inc. (a)	160	2,846
VIVUS, Inc. (a)	3,580	30,251
		2,670,867
Mining - 1.41%
Brigham Exploration Company (a)	2,370	30,905
Unit Corp. (a)	621	28,280
Whiting Petroleum Corp. (a)	1,175	78,208
		137,393
Professional, Scientific, and Technical Services - 7.02%
Bio-Rad Laboratories, Inc. (a)	500	46,590
Cubist Pharmaceuticals, Inc. (a)	1,816	37,210
Eclipsys Corp. (a)	6,420	107,086
ICON PLC. - ADR (a)(b)	3,050	75,762
MedAssets Inc. (a)	3,505	70,941
Monster Worldwide, Inc. (a)	4,157	64,808
Quality Systems, Inc.	1,410	72,671
Radiant Systems, Inc. (a)	3,677	42,469
Ritchie Bros. Auctioneers Inc. (b)	5,130	107,833
Riverbed Technology, Inc. (a)	2,625	58,852
		684,222
Retail Trade - 3.02%
Genesco Inc. (a)	6,185	145,842
Sotheby's	3,455	80,294
Vitamin Shoppe, Inc. (a)	3,217	67,557
		293,693

	Shares	Value
Transportation and Warehousing - 1.52%
Genco Shipping & Trading Ltd. (b)	2,780	$53,265
Landstar System, Inc.	2,600	94,354
		147,619
Wholesale Trade - 1.23%
American Axle & Manufacturing Holdings, Inc. (a)	7,185	67,180
Herbalife Ltd. (b)	1,361	52,875
		120,055
TOTAL COMMON STOCKS (Cost $5,935,328)		5,886,414

EXCHANGE-TRADED FUNDS - 35.97%
iShares Russell 2000 Growth Index Fund	42,468	2,769,763
iShares Russell Midcap Growth Index Fund	16,865	734,133
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,603,659)		3,503,896

TRUSTS - 0.53%
Redwood Trust, Inc.	3,603	51,523
TOTAL TRUSTS (Cost $50,330)		51,523

SHORT-TERM INVESTMENTS - 5.12%
Investment Companies - 5.12%
Fidelity Institutional Money Market Portfolio, 0.19% (c)	498,700	498,700
TOTAL SHORT-TERM INVESTMENTS (Cost $498,700)		498,700
Total Investments (Cost $9,088,017) - 102.04%		9,940,533
Liabilities in Excess of Other Assets - (2.04)%		(199,155)
TOTAL NET ASSETS - 100.00%		$9,741,378

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

	Cost of investments	$9,100,810
	Gross unrealized appreciation	1,203,951
	Gross unrealized depreciation	(364,228)
	Net unrealized appreciation	$839,723

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Accommodation and Food Services	$158,695	$—	$—	$158,695
Administrative Support, Waste Management & Remediation Services	202,945	—	—	202,945
Arts, Entertainment, and Recreation	143,367	—	—	143,367
Construction	21,815	—	—	21,815
Finance and Insurance	420,811	—	—	420,811
Health Care and Social Assistance	338,039	—	—	338,039
Information	546,893	—	—	546,893
Manufacturing	2,670,867	—	—	2,670,867
Mining	137,393	—	—	137,393
Professional, Scientific, and Technical Services	684,222	—	—	684,222
Retail Trade	293,693	—	—	293,693
Transportation and Warehousing	147,619	—	—	147,619
Wholesale Trade	120,055	—	—	120,055
Total Equity	5,886,414	—	—	5,886,414

Exchange-Traded Funds	3,503,896	—	—	3,503,896

Trusts	51,523	—	—	51,523

Short-Term Investments	498,700	—	—	498,700

Total Investments in Securities	9,940,533	—	—	9,940,533

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Small/Mid Cap Value Fund
Schedule of Investments
January 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 52.66%
Administrative Support, Waste Management and Remediation Services - 3.43%
Lender Processing Services, Inc.	4,362	$169,071
Republic Services, Inc.	4,755	127,387
		296,458
Construction - 1.15%
KBR, Inc.	5,322	99,681

Finance and Insurance - 7.92%
EZCORP, Inc. (a)	10,207	185,359
Fidelity National Financial, Inc.	6,761	87,217
First Cash Financial Services, Inc. (a)	5,583	127,460
HCC Insurance Holdings, Inc.	5,932	160,757
PartnerRe Ltd. (b)	1,658	123,670
		684,463
Information - 2.89%
Frontier Communications Corp.	13,042	99,250
John Wiley & Sons, Inc.	3,620	151,135
		250,385
Manufacturing - 8.51%
Dean Foods Co. (a)	9,291	163,800
Holly Corp.	3,708	96,779
Hypercom Corp. (a)	23,075	79,147
Jarden Corp.	4,013	122,316
Terra Industries Inc.	3,446	108,894
Warner Chilcott PLC (a)(b)	6,019	164,499
		735,435
Mining - 8.02%
Cabot Oil & Gas Corp.	3,882	148,564
Global Industries, Ltd. (a)	8,855	61,719
Helix Energy Solutions Group Inc. (a)	4,624	49,061
Petrohawk Energy Corp. (a)	6,935	154,859
Superior Energy Services, Inc. (a)	6,674	153,302
Swift Energy Co. (a)	5,016	125,701
		693,206
Professional, Scientific, and Technical Services - 8.96%
Cogent Inc. (a)	9,029	93,270
FTI Consulting Inc. (a)	3,490	144,660
McDermott International, Inc. (a)(b)	9,422	222,548
Navigant Consulting, Inc. (a)	6,935	94,039
VeriSign, Inc. (a)	4,536	103,920
Wright Express Corp. (a)	3,969	116,530
		774,967
Retail Trade - 1.63%
Hanesbrands, Inc. (a)	6,150	141,266

Transportation and Warehousing - 5.77%
Aegean Marine Petroleum Network Inc. (b)	7,284	226,605
Genco Shipping & Trading Ltd. (b)	5,496	105,303
Navios Maritime Holdings, Inc. (b)	18,625	116,593
OMEGA Navigation Enterprises, Inc. (b)	7,982	23,307
StealthGas, Inc. (b)	5,389	26,999
		498,807

	Shares	Value
Utilities - 4.38%
ALLETE, Inc.	3,315	$103,760
CMS Energy Corp.	11,079	168,068
UIL Holdings Corp.	3,926	106,669
		378,497
TOTAL COMMON STOCKS (Cost $4,304,440)		4,553,165

EXCHANGE-TRADED FUNDS - 38.32%
iShares Russell 2000 Value Index Fund	45,267	2,554,417
iShares Russell Midcap Value Index Fund	21,135	759,380
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,463,694)		3,313,797

TRUSTS - 5.34%
Annaly Capital Management, Inc.	6,543	113,717
LTC Properties, Inc.	6,805	172,711
OMEGA Healthcare Investors, Inc.	9,378	175,462
TOTAL TRUSTS (Cost $429,135)		461,890

SHORT-TERM INVESTMENTS - 4.35%
Investment Companies - 4.35%
Fidelity Institutional Money Market Portfolio, 0.19% (c)	376,226	376,226
TOTAL SHORT-TERM INVESTMENTS (Cost $376,226)		376,226
Total Investments (Cost $7,573,495) - 100.67%		8,705,078
Liabilities in Excess of Other Assets - (0.67)%		(57,650)
TOTAL NET ASSETS - 100.00%		$8,647,428

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

	Cost of investments	$7,598,473
	Gross unrealized appreciation	1,514,781
	Gross unrealized depreciation	(408,176)
	Net unrealized appreciation	$1,106,605

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Administrative Support, Waste Management and Remediation Services	$296,458	$—	$—	$296,458
Construction	99,681	—	—	99,681
Finance and Insurance	684,463	—	—	684,463
Information	250,385	—	—	250,385
Manufacturing	735,435	—	—	735,435
Mining	693,206	—	—	693,206
Professional, Scientific, and Technical Services	774,967	—	—	774,967
Retail Trade	141,266	—	—	141,266
Transportation and Warehousing	498,807	—	—	498,807
Utilities	378,497	—	—	378,497
Total Equity	4,553,165	—	—	4,553,165

Exchange-Traded Funds	3,313,797	—	—	3,313,797

Trusts	461,890	—	—	461,890

Short-Term Investments	376,226	—	—	376,226

Total Investments in Securities	8,705,078	—	—	8,705,078

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive International Equity Fund
Schedule of Investments
January 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 49.06%
Australia - 3.01%
BHP Billiton Ltd. (b)	4,528	$157,824
Cochlear Ltd. (b)	1,914	105,488
CSL Ltd. (b)	2,809	77,482
QBE Insurance Group Ltd. (b)	4,271	86,600
Woolworths Ltd. (b)	2,534	57,970
		485,364
Belgium - 1.06%
Anheuser-Busch InBev NV (b)	3,423	171,568

Bermuda - 0.74%
Esprit Holdings Ltd. (b)	9,003	63,890
Li & Fung Ltd. (b)	12,000	55,024
		118,914
Brazil - 0.44%
Petroleo Brasileiro SA - ADR (b)	1,978	71,366

Canada - 2.92%
Bombardier Inc. (b)	14,473	68,220
Canadian National Railway Co. (b)	1,253	62,483
Canadian Natural Resources Ltd. (b)	1,101	70,277
Cenovus Energy Inc. (b)	1,011	23,364
EnCana Corp. (b)	1,011	30,919
Fairfax Financial Holding Ltd. (b)	158	53,611
Suncor Energy, Inc. (b)	2,568	81,081
Talisman Energy Inc. (b)	4,856	80,339
		470,294
China - 0.38%
Industrial & Commercial Bank of China Ltd. (b)	84,000	61,670

Denmark - 1.19%
Novo Nordisk A/S (b)	2,212	150,560
Vestas Wind Systems A/S (a)(b)	766	40,783
		191,343
Finland - 0.44%
Nokia Oyj (b)	5,003	70,338

France - 1.57%
Axa (b)	3,311	68,861
Danone SA (b)	974	55,969
Total SA (b)	2,207	128,673
		253,503
Germany - 3.77%
Adidas AG (b)	1,613	82,546
Bayer AG (b)	2,437	167,171
Bayerische Motoren Werke AG (b)	1,280	54,945
Deutsche Boerse AG (b)	111	7,318
Fresenius Medical Care AG & Co. (b)	1,150	58,414
Merck KGaA (b)	985	88,102
Puma AG Rudolf Dassler Sport (b)	361	110,742
SAP AG (b)	825	37,839
		607,077

	Shares	Value
Hong Kong - 0.68%
Hutchison Whampoa Ltd. (b)	16,000	$109,532

India - 1.02%
Infosys Technologies Ltd. - ADR (b)	3,173	164,710

Ireland - 0.30%
CRH PLC (b)	1,959	47,587

Israel - 1.60%
Teva Pharmaceutical Industries Ltd. - ADR (b)	4,537	257,339

Italy - 1.44%
Eni SpA (b)	4,901	115,043
Finmeccanica SpA (b)	8,373	116,672
		231,715
Japan - 3.53%
DENSO Corp. (b)	2,500	73,810
FANUC Ltd. (b)	900	86,346
HOYA Corp. (b)	3,400	91,154
Keyence Corp. (b)	330	76,152
Komatsu Ltd. (b)	2,300	46,375
NIDEC Corp. (b)	1,400	137,883
Toyota Motor Corp. (b)	1,500	57,996
		569,716
Jersey - 2.01%
Informa PLC (b)	14,374	75,823
Shire PLC (b)	8,862	175,231
WPP PLC (b)	7,917	73,590
		324,644
Mexico - 1.51%
America Movil SAB de C.V. - ADR (b)	3,471	151,509
Grupo Televisa SA - ADR (b)	4,728	92,385
		243,894
Netherlands - 2.22%
Koninklijke Ahold NV (b)	7,799	98,390
Koninklijke KPN NV (b)	6,584	109,453
TNT NV (b)	3,773	108,889
Unilever NV (b)	1,342	41,317
		358,049
Norway - 0.33%
Petroleum Geo-Services ASA (a)(b)	4,196	52,990

Philippines - 0.82%
Philippine Long Distance Telephone Co. (b)	2,310	132,639

Singapore - 1.98%
Keppel Corp. Ltd. (b)	19,000	113,088
Singapore Technologies Engineering Ltd. (b)	35,000	76,907
United Overseas Bank Ltd. (b)	10,000	129,138
		319,133
South Korea - 0.54%
Hyundai Mobis (b)	679	86,501

Spain - 0.58%
Telefonica SA (b)	3,877	93,345

	Shares	Value
Switzerland - 4.70%
Nestle SA (b)	4,256	$202,628
Novartis AG (b)	837	44,860
Roche Holding AG (b)	1,449	243,845
Sonova Holding AG (b)	1,026	127,585
Syngenta AG (b)	540	139,493
		758,411
Taiwan - 1.05%
MediaTek Inc. (b)	4,000	65,110
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	10,331	104,963
		170,073
Turkey - 0.36%
Akbank TAS (b)	9,972	58,629

United Kingdom - 8.87%
BAE Systems PLC (b)	12,752	71,955
BG Group PLC (b)	5,781	107,148
British American Tobacco PLC (b)	2,951	97,669
Capita Group PLC (b)	5,356	61,943
Compass Group PLC (b)	18,623	127,499
Imperial Tobacco Group PLC (b)	6,730	217,954
International Power PLC (b)	25,565	131,505
Reckitt Benckiser Group PLC (b)	3,890	202,462
Reed Elsevier PLC (b)	10,115	80,844
Smith & Nephew PLC (b)	4,332	43,833
Tesco PLC (b)	21,214	144,306
Vodafone Group PLC (b)	66,234	142,454
		1,429,572
TOTAL COMMON STOCKS (Cost $7,390,368)		7,909,916

PREFERRED STOCKS - 0.36%
Brazil - 0.36%
Banco Bradesco SA - ADR (b)	3,546	58,722
TOTAL PREFERRED STOCKS (Cost $60,299)		58,722

CLOSED-END FUNDS - 0.36%
India Fund, Inc.	2,001	57,809
TOTAL CLOSED-END FUNDS (Cost $39,758)		57,809

OPEN-END FUNDS - 42.12%
Fidelity Spartan International Index Fund	213,828	6,791,185
TOTAL OPEN-END FUNDS (Cost $5,212,511)		6,791,185

SHORT-TERM INVESTMENTS - 7.34%
Investment Companies - 7.34%
Fidelity Institutional Money Market Portfolio, 0.19% (c)	1,183,008	1,183,008
TOTAL SHORT-TERM INVESTMENTS (Cost $1,183,008)		1,183,008
Total Investments (Cost $13,885,944) - 99.24%		16,000,640
Other Assets in Excess of Liabilities - 0.76%		121,692
TOTAL NET ASSETS - 100.00%		$16,122,332

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security
(b)	Foreign Issued Security
(c)		Rate shown is the 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

	Cost of investments		$14,096,025
	Gross unrealized appreciation		2,685,625
	Gross unrealized depreciation		(781,010)
	Net unrealized appreciation		$1,904,615

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -			Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -			Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -			Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010 (Unaudited):

Equity		Level 1	Level 2	Level 3	Total
Australia		$485,364	$—	$—	$485,364
Belgium		171,568	—	—	171,568
Bermuda		118,914	—	—	118,914
Brazil		71,366	—	—	71,366
Canada		296,553	173,741	—	470,294
China		61,670	—	—	61,670
Denmark		191,343	—	—	191,343
Finland		70,338	—	—	70,338
France		253,503	—	—	253,503
Germany		607,077	—	—	607,077
Hong Kong		109,532	—	—	109,532
India		164,710	—	—	164,710
Ireland		47,587	—	—	47,587
Israel		257,339	—	—	257,339
Italy		231,715	—	—	231,715
Japan		569,716	—	—	569,716
Jersey		324,644	—	—	324,644
Mexico		243,894	—	—	243,894

Netherlands	358,049	—	—	358,049
Norway	52,990	—	—	52,990
Philippines	132,639	—	—	132,639
Singapore	319,133	—	—	319,133
South Korea	86,501	—	—	86,501
Spain	93,345	—	—	93,345
Switzerland	758,411	—	—	758,411
Taiwan	170,073	—	—	170,073
Turkey	—	58,629	—	58,629
United Kingdom	1,429,572	—	—	1,429,572
Total Equity	7,677,546	232,370	—	7,909,916

Preferred Stocks	58,722	—	—	58,722

Closed-End Funds	57,809	—	—	57,809

Open-End Funds	6,791,185	—	—	6,791,185

Short-Term Investments	1,183,008	—	—	1,183,008

Total Investments in Securities	15,768,270	232,370	—	16,000,640

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Emerging Markets Equity Fund
Schedule of Investments
January 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.72%
Bermuda - 1.35%
Credicorp Ltd. (b)	888	$66,271
GOME Electrical Appliances Holdings Ltd. (a)(b)	84,000	29,753
		96,024
Brazil - 11.82%
Bco Do Brasil SA (b)	2,600	38,759
BM&F Bovespa SA (b)	8,925	60,273
Cia Brasileira de Meios de Pagamento (b)	5,767	45,891
Companhia de Bebidas das Americas - ADR (b)	620	57,387
Companhia Energetica de Minas Gerais - ADR (b)	3,710	61,846
Companhia Siderurgica Nacional SA - ADR (b)	978	28,479
Gafisa S.A. (b)	2,954	38,190
Hypermarcas SA (a)(b)	6,552	75,461
Itau Unibanco Holding SA - ADR (b)	3,051	58,457
Natura Cosmeticos SA (b)	1,548	27,872
Petroleo Brasileiro SA - ADR (b)	5,488	222,648
Tele Norte Leste Participacoes SA - ADR (b)	2,253	40,148
Totvs SA (b)	1,394	85,711
		841,122
Cayman Islands - 1.01%
Belle International Holdings Ltd. (b)	27,000	30,707
Tencent Holdings Ltd. (b)	2,200	41,144
		71,851
China - 7.62%
China CITIC Bank (b)	75,000	50,522
China Construction Bank Corp. (b)	80,000	61,618
China National Building Material Co., Ltd. (b)	20,000	33,334
China Petroleum & Chemical Corp. (b)	66,000	51,940
China Railway Group Ltd. (a)(b)	57,000	41,333
China Shenhua Energy Co., Ltd. (b)	18,500	79,586
China Shipping Development Co., Ltd. (b)	36,000	57,033
Industrial & Commercial Bank of China Ltd. (b)	85,000	62,404
Ping An Insurance Co., of China Ltd. (b)	7,000	54,817
Weichai Power Co., Ltd. (b)	6,800	49,266
		541,853
Egypt - 0.46%
Orascom Construction Industries (b)	684	32,970

Hong Kong - 3.16%
China Mobile Ltd. - ADR (b)	2,070	97,187
CNOOC Ltd. (b)	69,000	98,115
Denway Motors Ltd. (b)	52,000	29,804
		225,106
India - 2.81%
Infosys Technologies Ltd. - ADR (b)	2,560	132,890
Larsen & Toubro Ltd. - ADR (b)(c)	2,168	66,860
		199,750
Indonesia - 2.07%
PT Astra International Tbk (b)	17,500	67,286
PT United Tractors Tbk (b)	44,500	80,195
		147,481

	Shares	Value
Israel - 0.41%
Teva Pharmaceutical Industries Ltd. - ADR (b)	512	$29,041

Luxembourg - 0.94%
Tenaris SA - ADR (b)	1,528	67,232

Malaysia - 0.95%
CIMB Group Holding (b)	18,300	67,921

Mexico - 5.01%
America Movil SAB de CV - ADR (b)	2,822	123,180
Empresas ICA SAB de CV (a)(b)	11,786	28,789
Fomento Economico Mexicano, SAB de CV - ADR (b)	699	29,470
Grupo Financiero Banorte SAB de CV (b)	10,553	34,701
Groupo Mexico SAB de CV (b)	28,994	58,764
Grupo Televisa SA de CV - ADR (b)	1,278	24,972
Wal-Mart de Mexico SAB de CV - ADR (b)	1,289	56,845
		356,721
Russia - 8.67%
Gazprom - ADR (a)(b)	7,759	186,216
LUKOIL - ADR (b)	1,863	102,279
Mining and Metallurgical Company Norilsk Nickel - ADR (a)(b)	4,327	66,203
Mobile Telesystems - ADR (b)	1,325	63,309
Sberbank (b)	41,434	120,615
Uralkali - ADR (a)(b)	1,384	27,680
Wimm-Bill-Dann Foods - ADR (a)(b)	2,460	51,119
		617,421
South Africa - 5.59%
Clicks Group Ltd. (b)	18,438	64,090
Impala Platinum Holdings Ltd. - ADR (b)	4,415	112,627
MTN Group Ltd. (b)	3,292	47,261
Naspers Ltd. - ADR (b)	1,949	69,092
Shoprite Holdings Ltd. (b)	3,548	32,507
Standard Bank Group Ltd. (b)	5,045	72,031
		397,608
South Korea - 10.01%
Amorepacific Corp. (b)	39	27,192
Hyundai Heavy Industries Co., Ltd. (b)	168	27,042
Hyundai Motor Co. - ADR (a)(b)(c)	711	34,579
KB Financial Group, Inc. - ADR (a)(b)	2,489	106,380
LG Chemical Ltd. (b)	196	33,742
Lotte Shopping Co., Ltd. (b)	233	59,967
POSCO - ADR (b)	692	78,161
Samsung Electronics Co., Ltd. - ADR (a)(b)(c)	781	263,527
Samsung Fire & Marine Insurance Co., Ltd. (b)	167	26,665
Shinsegae Co., Ltd. (b)	122	55,132
		712,387
Taiwan - 7.62%
Asustek Computer Inc. (b)	28,056	54,450
Chinatrust Financial Holding Co., Ltd. (b)	111,431	61,042
Formosa Plastics Corp. (b)	19,260	40,153
Hon Hai Precision Industry Co., Ltd. - ADR (b)(c)	17,170	144,581
MediaTek Inc. (b)	2,004	32,620
President Chain Store Corp. (b)	10,224	23,523
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	18,324	186,172
		542,541

	Shares	Value
Turkey - 0.62%
Turkiye Garanti Bankasi AS (b)	10,413	$44,177

United Kingdom - 1.60%
Eurasian Natural Resources Corp. (b)	3,895	56,596
Standard Chartered PLC (b)	2,450	57,117
		113,713
TOTAL COMMON STOCKS (Cost $4,627,169)		5,104,919

PREFERRED STOCKS - 5.84%
Brazil - 5.84%
Banco Bradesco SA - ADR (b)	5,679	94,044
Ultrapar Participacoes SA (b)	993	43,671
Usinas Siderurgicas de Minas Gerais SA (b)	1,152	30,313
Vale SA - ADR (b)	10,967	247,635
TOTAL PREFERRED STOCKS (Cost $390,494)		415,663

EXCHANGE-TRADED FUNDS - 15.61%
Vanguard Emerging Markets ETF	29,018	1,110,809
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,026,076)		1,110,809

SHORT-TERM INVESTMENTS - 5.06%
Investment Companies - 5.06%
AIM Liquid Assets, 0.15% (d)	162,646	162,646
Fidelity Institutional Money Market Portfolio, 0.19% (d)	197,825	197,825
TOTAL SHORT-TERM INVESTMENTS (Cost $360,471)		360,471
Total Investments (Cost $6,404,210) - 98.23%		6,991,862
Other Assets in Excess of Liabilities - 1.77%		125,847
TOTAL NET ASSETS - 100.00%		$7,117,709

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security
(b)	Foreign Issued Security
(c)	Restricted securitiy under Rule 144A of the Securities Act of 1933
(d)	Rate shown is the 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

	Cost of investments	$6,445,045
	Gross unrealized appreciation	1,187,667
	Gross unrealized depreciation	(640,850)
	Net unrealized appreciation	$546,817

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of fair Value Measurements at january 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Bermuda	$96,024	$—	$—	$96,024
Brazil	841,122	—	—	841,122
Cayman Islands	71,851	—	—	71,851
China	541,853	—	—	541,853
Egypt	32,970	—	—	32,970
Hong Kong	225,106	—	—	225,106
India	132,890	66,860	—	199,750
Indonesia	147,481	—	—	147,481
Israel	29,041	—	—	29,041
Luxembourg	67,232	—	—	67,232
Malaysia	67,921	—	—	67,921
Mexico	356,721	—	—	356,721
Russia	617,421	—	—	617,421
South Africa	397,608	—	—	397,608
South Korea	677,808	34,579	—	712,387
Taiwan	397,960	144,581	—	542,541
Turkey	—	44,177	—	44,177
United Kingdom	113,713	—	—	113,713
Total Equity	4,814,722	290,197	—	5,104,919

Preferred Stocks	415,663	—	—	415,663

Exchange-Traded Funds	1,110,809	—	—	1,110,809

Short-Term Investments	360,471	—	—	360,471

Total Investments in Securities	6,701,665	290,197	—	6,991,862

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Global Bond Fund
Schedule of Investments
January 31, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 40.46%
SPDR Barclays Capital International Treasury Bond ETF	26,067	$1,459,752
Vanguard Total Bond Market ETF	18,518	1,473,847
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,882,403)		2,933,599

OPEN-END FUNDS - 55.73%
Loomis Sayles Global Bond Fund	189,627	3,032,134
Oppenheimer International Bond Fund	159,151	1,009,018
TOTAL OPEN-END FUNDS (Cost $3,964,088)		4,041,152

SHORT-TERM INVESTMENTS - 1.19%
Investment Companies - 1.19%
Fidelity Institutional Money Market Portfolio, 0.19% (a)	86,645	86,645
TOTAL SHORT-TERM INVESTMENTS (Cost $86,645)		86,645
Total Investments (Cost $6,933,136) - 97.38%		7,061,396
Other Assets in Excess of Liabilities - 2.62%		189,813
TOTAL NET ASSETS - 100.00%		$7,251,209

Footnotes

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

	Cost of investments	$6,962,119
	Gross unrealized appreciation	228,442
	Gross unrealized depreciation	(129,165)
	Net unrealized appreciation	$99,277

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,933,599	$—	$—	$2,933,599

Open-End Funds	4,041,152	—	—	4,041,152

Short-Term Investments	86,645	—	—	86,645

Total Investments in Securities	7,061,396	—	—	7,061,396

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Intermediate Taxable Bond Fund
Schedule of Investments
January 31, 2010 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.02%
Capital Auto Receivables Asset Trust., 4.68%, 10/15/2012	$30,000	$31,020
Capital One Multi-Asset Execution Trust., 4.05%, 03/15/2013	30,000	30,316
Discover Card Master Trust, 0.433%, 09/15/2012	30,000	29,998
Household Automotive Trust, 5.33%, 11/17/2013	45,000	46,859
Hyundai Auto Receivables Trust., 2.03%, 08/15/2013	30,000	30,451
Nissan Auto Lease Trust., 2.07%, 01/15/2015	25,000	25,300
Nissan Auto Lease Trust, 2.92%, 12/15/2011	25,000	25,567
USAA Auto Owner Trust, 1.54%, 02/18/2014	30,000	30,101
World Omni Auto Receivables Trust, 2.21%, 05/15/2015	45,000	44,999
TOTAL ASSET BACKED SECURITIES (Cost $292,646)		294,611

CORPORATE BONDS - 11.82%
Finance and Insurance - 4.34%
American International Group, Inc., 5.85%, 01/16/2018	20,000	16,080
Bank of America Corp., 5.75%, 08/15/2016	30,000	30,603
Bank of America Corp., 7.375%, 05/15/2014	40,000	45,380
Bank of America Corp., 7.625%, 06/01/2019	20,000	22,922
BB&T Corp., 3.10%, 07/28/2011	20,000	20,460
Caterpillar Financial Services Corp., 4.85%, 12/07/2012	20,000	21,712
The Charles Schwab Corp., 4.95%, 06/01/2014	30,000	32,082
General Electric Capital Corp., 5.40%, 02/15/2017	50,000	52,327
General Electric Capital Corp., 5.45%, 01/15/2013	50,000	53,766
Goldman Sachs Group, Inc., 5.15%, 01/15/2014	30,000	31,824
HSBC Finance Corp., 6.375%, 10/15/2011	35,000	37,428
MetLife, Inc., 6.750%, 06/01/2016	25,000	28,659
MetLife, Inc., 6.817%, 08/15/2018	15,000	17,114
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/2012	20,000	22,250
PNC Financial Services Group, Inc., 6.00%, 12/07/2017	35,000	37,350
Prudential Financial, Inc., 5.15%, 01/15/2013	25,000	26,651
Santander Central Hispano Issuances Ltd., 7.625%, 09/14/2010 (a)	20,000	20,836
UnitedHealth Group, Inc., 4.875%, 04/01/2013	25,000	26,809
Wachovia Corp. 5.75%, 06/15/2017	25,000	26,495
Wells Fargo & Co., 4.375%, 01/31/2013	60,000	63,159
		633,907
Information - 2.10%
AT&T, Inc., 5.50%, 02/01/2018	45,000	47,579
AT&T, Inc., 5.625%, 06/15/2016	45,000	49,515
Comcast Corp., 5.70%, 07/01/2019	30,000	31,781
Verizon Communications, Inc., 5.55%, 02/15/2016	55,000	60,043
Vodafone Group Plc, 5.00%, 12/16/2013 (a)	50,000	53,922
Vodafone Group Plc, 5.50%, 06/15/2011 (a)	60,000	63,389
		306,229
Management of Companies and Enterprised - 0.53%
BHP Billiton Ltd., 6.50%, 04/01/2019 (a)	20,000	22,969
JPMorgan Chase & Co., 5.75%, 01/02/2013	50,000	54,474
		77,443

	Principal
	Amount	Value
Manufacturing - 2.00%
Agrium, Inc., 6.75%, 01/15/2019 (a)	$15,000	$16,893
The Boeing Co., 6.10%, 03/01/2011	20,000	21,112
Coca-Cola Enterprises Inc., 5.00%, 08/15/2013	25,000	27,360
Conagra Foods, Inc., 5.875%, 04/15/2014	20,000	22,140
ConocoPhillips, 5.625%, 10/15/2016 (a)	35,000	38,754
E.I. Du Pont De Nemours & Co., 5.875%, 01/15/2014	20,000	22,405
General Mills Inc., 6.00%, 02/15/2012	35,000	38,425
H.J. Heinz Co., 6.625%, 07/15/2011	20,000	21,537
Kraft Foods Inc., 5.625%, 11/01/2011	35,000	37,326
Valero Energy Corp., 9.375%, 03/15/2019	20,000	24,397
Wyeth, 5.50%, 02/01/2014	20,000	22,183
		292,532

Mining - 0.93%
Barrick Gold Finance Co., 4.875%, 11/15/2014	30,000	32,073
Barrick Gold Finance Co., 6.125%, 09/15/2013	20,000	22,459
Marathon Oil Corp., 6.50%, 02/15/2014	30,000	33,796
Occidental Petroleum Corp., 7.00%, 11/01/2013	20,000	23,338
Rio Tinto Financial USA Ltd., 8.95%, 05/01/2014 (a)	20,000	24,146
		135,812
Professional, Scientific, and Technical Services - 0.19%
Electronic Data Systems Corp., 6.00%, 08/01/2013	25,000	28,213

Retail Trade - 0.53%
CVS Caremark Corp., 6.125%, 08/15/2016	20,000	22,124
Kroger Co., 5.00%, 04/15/2013	15,000	15,994
Kroger Co., 7.50%, 01/15/2014	15,000	17,419
Safeway, Inc., 6.25%, 03/15/2014	20,000	22,368
		77,905
Transportation and Warehousing - 0.11%
CSX Corp., 5.75%, 03/15/2013	15,000	16,374

Utilities - 1.09%
Alabama Power Co., 4.85%, 12/15/2012	20,000	21,746
Columbus Southern Power Co., 5.50%, 03/01/2013	25,000	27,135
Dominion Resources Inc., 5.00%, 03/15/2013	20,000	21,185
Midamerican Energy Holdings, 5.75%, 04/01/2018	30,000	31,937
Peco Energy Co., 4.75%, 10/01/2012	20,000	21,545
Sempra Energy, 6.50%, 06/01/2016	30,000	33,562
		157,110
TOTAL CORPORATE BONDS (Cost $1,648,802)		1,725,525

FOREIGN GOVERNMENT AGENCY ISSUES - 0.30%
European Investment Bank, 4.25%, 07/15/2013 (a)	40,000	43,077
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $42,441)		43,077

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 11.56%
FAMCA, 6.71%, 07/28/2014	$20,000	$23,648
FHLB, 5.00%, 11/17/2017	215,000	238,013
FHLB, 1.625%, 07/27/2011	70,000	70,907
FHLB, 3.625%, 09/16/2011	200,000	209,119
FHLMC, 2.125%, 09/21/2012	450,000	459,337
FHLMC, 5.378%, 02/01/2036	19,490	20,469
FNMA, 2.625%, 11/20/2014	335,000	335,867
FNMA, 5.851%, 03/01/2037	96,098	102,552
FNMA, 5.224%, 10/01/2037	24,449	25,697
FNMA, 5.50%, 01/01/2038	41,472	43,995
FNMA, 5.50%, 04/01/2039	31,788	33,717
FNMA, 6.00%, 06/01/2038	38,629	41,368
FNMA, 6.00%, 02/15/2040	60,000	64,181
GNMA, 6.50%, 07/15/2032	8,352	9,084
GNMA, 7.50%, 04/15/2030	5,925	6,698
GNMA, 7.50%, 11/15/2030	442	501
GNMA, 8.00%, 06/15/2030	1,824	2,101
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,653,486)		1,687,254

U.S. TREASURY OBLIGATIONS - 13.41%
U.S. Treasury Inflation Index - 1.86%
2.00%, 01/15/2014	46,831	50,073
2.625%, 07/15/2017	198,318	221,497
		271,570
U.S. Treasury Note - 11.55%
1.125%, 06/30/2011	210,000	211,985
1.75%, 11/15/2011	75,000	76,412
1.875%, 06/15/2012	280,000	285,534
2.25%, 05/31/2014	755,000	762,138
2.75%, 02/15/2019	350,000	329,110
3.25%, 05/31/2016	20,000	20,444
		1,685,623
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,940,418)		1,957,193

	Shares	Value
EXCHANGE-TRADED FUNDS - 51.32%
Vanguard Total Bond Market ETF	94,105	$7,489,817
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,287,984)		7,489,817

SHORT-TERM INVESTMENTS - 6.69%
Investment Companies - 6.69%
Fidelity Institutional Money Market Portfolio, 0.19% (b)	976,164	976,164
TOTAL SHORT-TERM INVESTMENTS (Cost $976,164)		976,164
Total Investments (Cost $13,841,941) - 97.12%		14,173,641
Other Assets in Excess of Liabilities - 2.88%		419,637
TOTAL NET ASSETS - 100.00%		$14,593,278

Footnotes
Percentages are stated as a percent of net assets.
FAMCA	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assoc.
GNMA	Government National Mortgage Assoc.
(a)	Foreign Issued Security
(b)	Rate shown is the 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments		$13,845,055
Gross unrealized appreciation		341,857
Gross unrealized depreciation		(13,271)
Net unrealized appreciation		$328,586

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -		Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -		Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -		Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010 (Unaudited):

Fixed Income	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$294,611	$—	$294,611
Corporate Bonds	—	1,725,525	—	1,725,525
Foreign Government Agency Issues	—	43,077	—	43,077
U.S. Government Agency Issues	—	1,687,254	—	1,687,254
U.S. Treasury Obligations	—	1,957,193	—	1,957,193
Total Fixed Income	—	5,707,660	—	5,707,660

Exchange-Traded Funds	7,489,817	—	—	7,489,817

Short-Term Investments	976,164	—	—	976,164

Total Investments in Securities	8,465,981	5,707,660	—	14,173,641

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Intermediate Municipal Bond Fund
Schedule of Investments
January 31, 2010 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 50.95%
Arizona - 0.98%
City of Phoenix Civic Improvement Corporation, 5.50%, 07/01/2018	$125,000	$143,960

California - 8.86%
California Health Facilities Financing Authority, 5.50%, 07/01/2025	200,000	203,218
San Francisco Bay Area Toll Authority, 5.00%, 04/01/2021	250,000	268,460
State of California Department of Water Resources, 5.00%, 05/01/2018	100,000	113,959
State of California Economic Recovery, 5.00%, 07/01/2020	150,000	161,907
State of California Various Purpose,
5.00%, 03/01/2026	300,000	295,107
5.25%, 04/01/2022	100,000	103,823
The Regents of the University of California Limited Project, 5.00%, 05/15/2021	150,000	159,852
		1,306,326
Connecticut - 2.01%
State of Connecticut General Obligation, 5.50%, 11/01/2016	250,000	296,785

Florida - 3.14%
Florida State Turnpike Authority, 5.00%, 07/01/2020	150,000	157,563
State of Florida Board of Education, 5.00%, 06/01/2022	125,000	135,265
State of Florida Department of Transportation, 5.25%, 07/01/2015	150,000	169,746
		462,574
Georgia - 2.55%
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2017	125,000	142,390
State of Georgia General Obligation, 5.00%, 07/01/2018	200,000	232,766
		375,156
Illinois - 2.42%
State of Illinois, Build Illinois, 5.00%, 06/15/2022	200,000	213,552
University of Illinois, 5.50%, 04/01/2019	125,000	142,654
		356,206
Iowa - 1.34%
Iowa Finance Authority, 5.50%, 08/01/2026	100,000	112,475
State of Iowa IJOBS Program, 5.00%, 06/01/2016	75,000	84,876
		197,351
Massachusetts - 4.03%
Massachusetts Bay Transportation Authority, 5.00%, 07/01/2024	400,000	459,116
Massachusetts Water Pollution Abatement Trust, 5.00%, 08/01/2018	125,000	135,620
		594,736
Michigan - 1.08%
Michigan State Trunk Line Fund, 5.00%, 09/01/2019	150,000	159,122

New Jersey - 1.13%
New Jersey Economic Development Authority, 5.00%, 03/01/2017	150,000	166,374

New York - 7.21%
City of New York General Obligation, 5.00%, 08/01/2022	400,000	434,964
New York City Transitional Finance Authority, 5.00%, 08/01/2020	125,000	137,025
New York State Metropolitan Transportation Authority, 5.25%, 11/15/2024	200,000	217,362
New York State Thruway Authority
5.00%, 04/01/2017	100,000	111,606
5.00%, 03/15/2021	150,000	162,459
		1,063,416

	Principal
	Amount	Value
North Carolina - 1.32%
North Carolina Eastern Municipal Power Agency, 5.25%, 01/01/2020	$50,000	$53,640
State of North Carolina Capital Improvement, 5.00%, 05/01/2021	125,000	140,956
		194,596
Ohio - 2.72%
State of Ohio General Obligation, 5.00%, 08/01/2017	350,000	401,219

Oklahoma - 1.54%
Oklahoma Water Resources Board, 5.00%, 04/01/2022	200,000	226,346

Oregon - 2.71%
State of Oregon Department of Administrative Services, 5.00%, 04/01/2019	350,000	399,669

Tennessee - 0.68%
The Tennessee Energy Acquisition Corp., 5.25%, 09/01/2020	100,000	100,885

Texas - 3.77%
City of Houston Texas Combined Utility System,
5.25%, 05/15/2015	150,000	166,587
5.25%, 05/15/2017	100,000	112,597
Texas Transportation Commission State Highway, 5.00%, 04/01/2018	100,000	111,707
University of Texas System Board of Regents 5.00%, 08/15/2022	150,000	165,492
		556,383
Utah - 1.09%
Intermountain Power Agency of Utah, 5.25%, 07/01/2020	150,000	160,258

Washington - 2.37%
Energy Northwest,
5.00%, 07/01/2016	125,000	143,962
5.50%, 07/01/2017	185,000	205,017
		348,979
TOTAL MUNICIPAL BONDS (Cost $7,350,910)		7,510,341

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.52%
iShares S&P National Municipal Bond Fund	33,664	3,472,778
SPDR Barclays Capital Municipal Bond ETF	142,633	3,237,769
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,542,348)		6,710,547

SHORT-TERM INVESTMENTS - 2.33%
Investment Companies - 2.33%
Fidelity Institutional Tax-Exempt Portfolio, 0.05~~% (a)~~	343,502	343,502
TOTAL SHORT-TERM INVESTMENTS (Cost $343,502)		343,502
Total Investments (Cost $14,236,760) - 98.80%		14,564,390
Other Assets in Excess of Liabilities - 1.20%		177,279
TOTAL NET ASSETS - 100.00%		$14,741,669

Footnotes

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments		$14,249,670
Gross unrealized appreciation		333,460
Gross unrealized depreciation		(18,740)
Net unrealized appreciation		$314,720

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -		Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -		Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -		Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010 (Unaudited):

Fixed Income	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$7,510,341	$—	$7,510,341
Total Fixed Income	—	7,510,341	—	7,510,341
Exchange-Traded Funds	6,710,547	—	—	6,710,547
Short-Term Investments	343,502	—	—	343,502
Total Investments in Securities	7,054,049	7,510,341	—	14,564,390
Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    3/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    3/22/2010

By (Signature and Title)    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    3/22/2010